Preferred Stock (Tables)	12 Months Ended
Sep. 30, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Table
The following table presents this information, as well as call prices for each preferred stock series outstanding.

Preferred Stock
Preferred		Liquidation Preference
Series	Shares	Per Share		Call Price
Outstanding	Outstanding	Involuntary	Voluntary	Per Share
$4.80	150,000	$100	$101	$101
$4.25	70,600	$100	$105	$105
$5.00	60,000	$100	$102	$102